PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited)
1
Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .9%
Consumer Discretionary : 9 .1%
29,749
(1)(2)
Cava Group, Inc.
$ 911,212
0 .5
4,710
(1)
Cavco Industries, Inc.
1,251,259
0 .7
34,720
Churchill Downs, Inc.
4,028,909
2 .2
10,404
(1)
Five Below, Inc.
1,674,004
0 .9
64,339
(1)
Modine Manufacturing
Co.
2,943,509
1 .6
17,455
Patrick Industries, Inc.
1,310,172
0 .7
41,610
(1)
Skyline Champion
Corp.
2,651,389
1 .4
11,830  Strategic Education,
Inc.
890,207
0 .5
12,427
Texas Roadhouse, Inc.
1,194,235
0 .6
16,854,896
9 .1
Consumer Staples : 0 .9%
9,832
(1)
Celsius Holdings, Inc.
1,687,171
0 .9
Energy : 6 .0%
235,655
(1)
Helix Energy Solutions
Group, Inc.
2,632,266
1 .4
23,582  Matador Resources
Co.
1,402,657
0 .7
64,051  Northern Oil and Gas,
Inc.
2,576,772
1 .4
50,527
(1)
Weatherford
International PLC
4,564,104
2 .5
11,175,799
6 .0
Financials : 6 .4%
20,239  FirstCash Holdings,
Inc.
2,031,591
1 .1
78,026
(1)
Flywire Corp.
2,488,249
1 .3
34,558
HCI Group, Inc.
1,876,154
1 .0
3,847  Kinsale Capital Group,
Inc.
1,593,158
0 .9
40,030
(1)
Palomar Holdings, Inc.
2,031,523
1 .1
12,988
Piper Sandler Cos.
1,887,286
1 .0
11,907,961
6 .4
Health Care : 19 .0%
23,992
(1)
ACADIA
Pharmaceuticals, Inc.
499,993
0 .3
26,171
(1)
Alkermes PLC
733,050
0 .4
44,530
(1)
Amicus Therapeutics,
Inc.
541,485
0 .3
16,200
(1)
Arrowhead
Pharmaceuticals, Inc.
435,294
0 .2
41,497
(1)
Axonics, Inc.
2,328,812
1 .3
4,775
(1)(2)
Axsome Therapeutics,
Inc.
333,725
0 .2
47,322
(1)
BioLife Solutions, Inc.
653,517
0 .4
8,948
(1)
Blueprint Medicines
Corp.
449,369
0 .2
20,144
CONMED Corp.
2,031,522
1 .1
14,114
(1)
Cytokinetics, Inc.
415,798
0 .2
19,582
(1)
Denali Therapeutics,
Inc.
403,977
0 .2
30,901
Ensign Group, Inc.
2,871,630
1 .5
27,334
(1)
Establishment Labs
Holdings, Inc.
1,341,279
0 .7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
64,922
(1)
Evolent Health, Inc.
- Class A
$ 1,767,826
1 .0
20,276
(1)
Halozyme
Therapeutics, Inc.
774,543
0 .4
19,486
(1)
Insmed, Inc.
492,021
0 .3
8,395
(1)
Inspire Medical
Systems, Inc.
1,665,904
0 .9
14,703
(1)
Intra-Cellular
Therapies, Inc.
765,879
0 .4
30,776
(1)
Lantheus Holdings,
Inc.
2,138,316
1 .2
79,563
(1)
Natera, Inc.
3,520,663
1 .9
54,043
(1)
Option Care Health,
Inc.
1,748,291
0 .9
70,892
(1)
Progyny, Inc.
2,411,746
1 .3
5,851
(1)
Prothena Corp. PLC
282,311
0 .2
12,810
(1)
QuidelOrtho Corp.
935,642
0 .5
11,984
(1)
Repligen Corp.
1,905,576
1 .0
7,903
(1)
Sage Therapeutics,
Inc.
162,644
0 .1
40,376
(1)
Tenet Healthcare Corp.
2,660,375
1 .4
23,739
(1)
TG Therapeutics, Inc.
198,458
0 .1
13,880
(1)
Vaxcyte, Inc.
707,602
0 .4
35,177,248
19 .0
Industrials : 21 .1%
11,011  Advanced Drainage
Systems, Inc.
1,253,382
0 .7
13,815
ArcBest Corp.
1,404,295
0 .8
61,886
(1)
Array Technologies,
Inc.
1,373,250
0 .7
9,092
(1)
CACI International, Inc.
- Class A
2,854,252
1 .5
26,458
(1)
Casella Waste
Systems, Inc. - Class A
2,018,745
1 .1
25,678
(1)
Chart Industries, Inc.
4,342,663
2 .4
11,276
(1)
Clean Harbors, Inc.
1,887,151
1 .0
95,822
(1)
Construction Partners,
Inc. - Class A
3,503,252
1 .9
65,612
Flowserve Corp.
2,609,389
1 .4
68,118
FTAI Aviation Ltd.
2,421,595
1 .3
32,422  Helios Technologies,
Inc.
1,798,773
1 .0
26,620
(1)
Kirby Corp.
2,204,136
1 .2
70,384
Marten Transport Ltd.
1,387,269
0 .8
14,980
(1)
MYR Group, Inc.
2,018,705
1 .1
19,604
(1)
NV5 Global, Inc.
1,886,493
1 .0
5,705
(1)
Saia, Inc.
2,274,298
1 .2
17,625
(1)
Sterling Infrastructure,
Inc.
1,295,085
0 .7
57,433
(1)
WillScot Mobile Mini
Holdings Corp.
2,388,639
1 .3
38,921,372
21 .1
Information Technology : 31 .6%
20,818
(1)
Agilysys, Inc.
1,377,319
0 .7
10,746
(1)
Axcelis Technologies,
Inc.
1,752,135
0 .9
46,769
(1)
Calix, Inc.
2,143,891
1 .2
16,442
(1)
CyberArk Software Ltd.
2,692,706
1 .4

PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
65,615
(1)
ExlService Holdings,
Inc.
$ 1,839,845
1 .0
20,105
(1)
Five9, Inc.
1,292,752
0 .7
7,515
(1)
Globant SA
1,486,843
0 .8
26,279
(1)
Guidewire Software,
Inc.
2,365,110
1 .3
147,507
(1)
Harmonic, Inc.
1,420,492
0 .8
76,706
(1)
I3 Verticals, Inc.
- Class A
1,621,565
0 .9
28,292  Kulicke & Soffa
Industries, Inc.
1,375,840
0 .7
15,468
Littelfuse, Inc.
3,825,546
2 .1
7,433
(1)
Manhattan Associates,
Inc.
1,469,207
0 .8
59,206
Maximus, Inc.
4,421,504
2 .4
121,356
(1)
Navitas Semiconductor
Corp.
843,424
0 .5
18,880
(1)
Onto Innovation, Inc.
2,407,578
1 .3
10,296
(1)
Paylocity Holding
Corp.
1,870,783
1 .0
28,903  Power Integrations,
Inc.
2,205,588
1 .2
29,338
(1)
Rambus, Inc.
1,636,767
0 .9
15,579
(1)
SiTime Corp.
1,779,901
1 .0
78,927
(1)
Smartsheet, Inc.
- Class A
3,193,386
1 .7
40,367
(1)
Sprout Social, Inc.
- Class A
2,013,506
1 .1
7,072
(1)
Super Micro Computer,
Inc.
1,939,284
1 .0
60,813
(1)
Tenable Holdings, Inc.
2,724,422
1 .5
46,300
(1)
Tower Semiconductor
Ltd.
1,137,128
0 .6
18,646  Universal Display
Corp.
2,927,236
1 .6
90,269
(1)
Varonis Systems, Inc.
2,756,815
1 .5
26,938
(1)
WNS Holdings Ltd.,
ADR
1,844,175
1 .0
58,364,748
31 .6
Materials : 3 .8%
27,295
HB Fuller Co.
1,872,710
1 .0
13,809
Innospec, Inc.
1,411,280
0 .8
84,043
(1)(2)
Livent Corp.
1,547,231
0 .8
70,749
(1)
Summit Materials, Inc.
- Class A
2,203,124
1 .2
7,034,345
3 .8
Total Common Stock
(Cost $173,972,083)
181,123,540
97 .9
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1 .1%
26,802  SPDR S&P Biotech
ETF
$ 1,957,082
1 .1
Total Exchange-Traded
Funds
(Cost $2,340,396)
1,957,082
1 .1
Total Long-Term
Investments
(Cost $176,312,479)
183,080,622
99 .0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .1%
Repurchase Agreements : 1 .1%
1,000,000
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/28-07/01/53)
1,000,000
0 .6
959,933
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $960,351,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market
Value plus accrued
interest $979,132, due
08/05/25-05/20/72)
959,933
0 .5
Total Repurchase
Agreements
(Cost $1,959,933)
1,959,933
1 .1

PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .0%
1,959,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,959,000) $ 1,959,000 1 .0
Total Short-Term
Investments
(Cost $3,918,933)
$ 3,918,933
2 .1
Total Investments in
Securities
(Cost $180,231,412) $ 186,999,555 101 .1
Liabilities in Excess
of Other Assets (2,036,381) (1.1)
Net Assets $ 184,963,174 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 181,123,540 $ — $ — $ 181,123,540
Exchange-Traded Funds 1,957,082 — — 1,957,082
Short-Term Investments 1,959,000 1,959,933 — 3,918,933
Total Investments, at fair value $ 185,039,622 $ 1,959,933 $ — $ 186,999,555
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 18,368,524
Gross Unrealized Depreciation (11,600,381)
Net Unrealized Appreciation $ 6,768,143